OBLIGATION UNDER CAPITAL LEASE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligation [Line Items]
2015	$ 125,500
Total minimum lease payments	125,500
Less amount representing interest	(2,500)
Present value of the net minimum lease payments	123,000
Less obligations under capital lease maturing within one year	123,000
Long-term portion of obligations under capital lease	$ 0	$ 118,000